Utility Plant In Service (Tables)	12 Months Ended
Dec. 31, 2016
Entity Information [Line Items]
Schedule Of Original Cost Of Utility Plant In Service

	As of December 31,
	2016	2015
	(In Thousands)
Production	$2,923,349	$3,009,143
Transmission	376,659	293,767
Distribution	1,433,044	1,371,029
General plant	264,794	216,124
Total utility plant in service	$4,997,846	$4,890,063

Reconciliation Of Asset Retirement Obligation Liability
The following is a reconciliation of the ARO legal liability year end balances:

	2016	2015
	(In Millions)
Balance as of January 1	$59.0	$59.1
Liabilities incurred	—	0.6
Liabilities settled	(3.2)	(2.5)
Revisions in estimated cash flows	21.6	(1.3)
Accretion expense	3.2	3.1
Balance as of December 31	$80.6	$59.0

Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Schedule Of Original Cost Of Utility Plant In Service

	As of December 31,
	2016	2015
	(In Thousands)
Production	$2,923,349	$3,009,143
Transmission	376,659	293,767
Distribution	1,433,044	1,371,029
General plant	264,794	216,124
Total utility plant in service	$4,997,846	$4,890,063

Reconciliation Of Asset Retirement Obligation Liability
The following is a reconciliation of the ARO legal liability year end balances:

	2016	2015
	(In Millions)
Balance as of January 1	$59.0	$59.1
Liabilities incurred	—	0.6
Liabilities settled	(3.2)	(2.5)
Revisions in estimated cash flows	21.6	(1.3)
Accretion expense	3.2	3.1
Balance as of December 31	$80.6	$59.0